Current assets - cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of cash and cash equivalents

	2022	2021
	A$’000	A$’000

Cash at bank and on hand	7,361	21,087
Short-term deposits	—	6,500

	7,361	27,587